Other investments - Additional Information (Detail)	12 Months Ended
Dec. 31, 2021
Disclosure of Detailed Information About Other Investment Explanatory [Line Items]
Maturity Term Of Term Deposits Classified As Other Investments	3 months
Equity investments – at FVTPL [Member] | PT Grab Teknologi Indonesia [Member]
Disclosure of Detailed Information About Other Investment Explanatory [Line Items]
Noncash transaction subsidiary interest exchanged	5.90%
Equity investments – at FVTPL [Member] | PT Elang Mahkota Teknologi Tbk [Member]
Disclosure of Detailed Information About Other Investment Explanatory [Line Items]
Noncash or part Noncash acquisition interest acquired	4.60%